Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 715	$ 614
Liabilities currently not deductible for tax	106	211
Tax credit carryforwards	22	24
Unrealized loss on cash flow hedges and retirement liabilities	134	154
Other assets tax value in excess of book values	36	11
Others	21	5
Deferred tax assets, Gross, Total	1,034	1,019
Valuation allowance against tax benefit of loss carryforwards	(615)	(562)
Other valuation allowance	(66)	(50)
Deferred tax assets, Net, Total	353	407
Tax depreciation in excess of book depreciation	277	249
Tax on undistributed foreign earnings	98	10
Unrealized gain on cash flow hedges and retirement liabilities	3	9
Deferred tax liabilities, Total	378	268
Net deferred tax (liabilities)	$ (25)
Net deferred tax assets		$ 139